Consolidated Balance Sheets - USD ($) $ in Thousands	Mar. 31, 2022	Mar. 31, 2021
Current assets:
Cash and cash equivalents (note 4)	$ 6,010	$ 7,757
Time deposits	1,075
Accounts receivable, net (note 5)	2,260	973
Inventories, net (note 6)	2,350	2,238
Prepaid expenses and other current assets (note 7)	620	513
Income tax recoverable	7
Total current assets	12,322	11,481
Goodwill, net
Property, plant and equipment, net (note 8)	643	833
Operating lease right-of-use assets (note 11)	1,799	2,795
Long-term deposits		282
Long-term loan receivable (note 12)	95	95
Investments in equity method investees (note 9)
TOTAL ASSETS	14,859	15,486
Current liabilities:
Accounts payable	828	653
Operating lease liabilities, current (note 11)	933	821
Accrued expenses and other current liabilities (note 10)	2,599	2,347
Income tax payable	620	58
Dividend payable	202	85
Total current liabilities	5,182	3,964
Operating lease liabilities, non-current (note 11)	268	1,142
Deferred income taxes (note 3)	140	607
Total liabilities	5,590	5,713
Commitments and contingencies (note 13)
Shareholders’ equity:
Preferred shares, $0.01 par value (Authorized: 20,000 shares; no shares issued and outstanding as of March 31, 2021 and 2022)
Common shares, $0.01 par value (Authorized: 20,000,000 shares; 4,026,825 shares as of March 31, 2021 and 4,036,825 shares as of March 31, 2022 issued and outstanding)	40	40
Additional paid-in capital	11,816	11,709
Accumulated deficit	(2,284)	(2,041)
Accumulated other comprehensive income (loss)	(303)	48
Total Highway Holdings shareholder’s equity	9,269	9,756
Non-controlling interests		17
Total Equity	9,269	9,773
TOTAL LIABILITIES AND EQUITY	$ 14,859	$ 15,486